Summary of Goodwill by Reporting Unit (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, beginning balance				$ 992,102	$ 1,041,266
Acquisitions				983	97,571
Dispositions (See Note 4)					(70,131)
Impairment charges					(76,082)
Other	[1]			4,512	(522)
Goodwill, ending balance		$ 992,102	$ 1,041,266	997,597	992,102
Accumulated impairment charges		(236,060)		(236,060)	(236,060)
Hospitals
Goodwill [Line Items]
Goodwill, beginning balance				679,480	747,065
Acquisitions					2,546
Dispositions (See Note 4)					(70,131)
Goodwill, ending balance		679,480	747,065	679,480	679,480
Home Health
Goodwill [Line Items]
Goodwill, beginning balance				112,378	99,317
Acquisitions				983	89,605
Impairment charges		(76,100)			(76,082)
Other	[1]			4,228	(462)
Goodwill, ending balance		112,378	99,317	117,589	112,378
Accumulated impairment charges		(76,082)		(76,082)	(76,082)
Hospice
Goodwill [Line Items]
Goodwill, beginning balance				26,910	26,865
Acquisitions					105
Other	[1]				(60)
Goodwill, ending balance		26,910	26,865	26,910	26,910
Kindred Hospital Rehabilitation Services
Goodwill [Line Items]
Goodwill, beginning balance				173,334	168,019
Acquisitions					5,315
Other	[1]			284
Goodwill, ending balance		173,334	168,019	173,618	173,334
RehabCare
Goodwill [Line Items]
Impairment charges			$ (107,900)
Accumulated impairment charges		(153,898)		(153,898)	(153,898)
Nursing
Goodwill [Line Items]
Accumulated impairment charges		$ (6,080)		$ (6,080)	$ (6,080)

[1]	(1) Other consists primarily of non-cash adjustments related to acquisitions within the measurement period.